Convertible Note (Details Narrative) (10-K)					3 Months Ended		6 Months Ended		12 Months Ended
	May 04, 2016	Feb. 17, 2016 $ / shares shares	Sep. 02, 2015 CAD	May 06, 2015	Sep. 30, 2016 CAD	Sep. 30, 2015 CAD	Sep. 30, 2016 CAD	Sep. 30, 2015 CAD	Mar. 31, 2016 CAD	Mar. 31, 2015 CAD	Feb. 17, 2016 CAD / shares	Sep. 02, 2015 USD ($)	Sep. 02, 2015 CAD
Convertible note principal amount													CAD 32,400
Convertible note maturity date	Nov. 28, 2016		Sep. 01, 2016	May 05, 2016
Convertible note interest percent	30.00%			12.00%	20.00%		20.00%		20.00%			12.00%	12.00%
Debt instrument convertible convetsion price per value		45.00%	45.00%
Issuance of intrinsic value			CAD 27,227
Deferred Income Tax Recovery						CAD (7,215)		CAD (7,215)	CAD (7,215)
Accretion expenses					CAD 3,060	CAD 2,076	CAD 8,956	CAD 2,076	CAD 12,563
Accrued interest was converted common shares | shares		29,609
Debt conversion price per share | CAD / shares											CAD 1.23
USD [Member]
Convertible note principal amount | $												$ 25,000
Debt conversion price per share | $ / shares		$ 0.89